REVENUE RECOGNITION - Performance Obligations Satisfied or Partially Satisfied in Prior Periods (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
REVENUE RECOGNITION
Impact to revenue from performance obligations satisfied (or partially satisfied) in previous periods	$ 1	$ (15)	$ (16)